Transactions with Related Parties (Details) $ in Thousands		3 Months Ended		5 Months Ended	6 Months Ended	11 Months Ended
	Apr. 01, 2023	Jun. 30, 2023 USD ($)	Mar. 31, 2023	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 28, 2023 USD ($) Vessel
Transactions with Related Parties [Abstract]
Management fees - related party				$ 0	$ 563
Due to related parties		$ 3,930			3,930	$ 829
Seanergy Management Corp. [Member]
Transactions with Related Parties [Abstract]
Number of vessels to be acquired | Vessel							2
Aggregate purchase price							$ 36,250
Seanergy Shipmanagement [Member]
Transactions with Related Parties [Abstract]
Management fees - related party						0
Related Party [Member] | Seanergy Maritime Holdings Corp. [Member]
Transactions with Related Parties [Abstract]
Management fees - related party				0	298
Due to related parties		3,018			3,018	439
Related Party [Member] | Seanergy Management Corp. [Member]
Transactions with Related Parties [Abstract]
Due to related parties		$ 647			$ 647	390
Commercial management fee	0.75%				1.25%
Percentage of contract price paid on purchase or sale of vessel		1.00%	1.00%
Commercial management fees				0	$ 136
Fees charged in relation to purchase services					509	795
Fees charged in relation to sales services				$ 0	0
Related Party [Member] | Seanergy Shipmanagement [Member]
Transactions with Related Parties [Abstract]
Management fees - related party					265
Due to related parties		$ 265			265	$ 0
Related Party [Member] | Seanergy Shipmanagement [Member] | Goodship [Member]
Transactions with Related Parties [Abstract]
Monthly fixed management fee					10
Related Party [Member] | Seanergy Shipmanagement [Member] | Remaining Vessels [Member]
Transactions with Related Parties [Abstract]
Monthly fixed management fee					$ 14